RESTRICTED CASH AND INVESTMENTS	12 Months Ended
Dec. 31, 2019
Restricted Cash And Investments
RESTRICTED CASH AND INVESTMENTS

The Company has certain restricted cash and investments deposited to collateralize a portion of its reclamation obligations. The restricted cash and investments balance consists of:

	At December 31	At December 31
(in thousands)	2019	2018

Cash and cash equivalents	$2,859	$85
Investments	9,135	12,170
	$11,994	$12,255

Restricted cash and investments-by item:
Elliot Lake reclamation trust fund	$2,859	$3,120
Letters of credit facility pledged assets	9,000	9,000
Letters of credit additional collateral	135	135
	$11,994	$12,255

At December 31, 2019, investments consist of guaranteed investment certificates with maturities of more than 90 days. At December 31, 2018, investments consist of guaranteed investment certificates and term deposits with maturities of more than 90 days.

Elliot Lake reclamation trust fund

The Company has the obligation to maintain its decommissioned Elliot Lake uranium mine pursuant to a Reclamation Funding Agreement effective December 21, 1995 (“Agreement”) with the Governments of Canada and Ontario. The Agreement, as further amended in February 1999, requires the Company to maintain funds in the reclamation trust fund equal to estimated reclamation spending for the succeeding six calendar years, less interest expected to accrue on the funds during the period. Withdrawals from this reclamation trust fund can only be made with the approval of the Governments of Canada and Ontario to fund Elliot Lake monitoring and site restoration costs.

In 2019, the Company deposited an additional $477,000 into the Elliot Lake reclamation trust fund and withdrew $797,000. In 2018, the Company deposited an additional $670,000 into the Elliot Lake reclamation trust fund and withdrew $633,000.

Letters of credit facility pledged assets

At December 31, 2019, the Company had on deposit $9,000,000 with the Bank of Nova Scotia (“BNS”) as pledged restricted cash and investments pursuant to its obligations under an amended and extended letters of credit facility (see notes 13, 15 and 16). The funds were initially deposited in 2017.

Letters of credit additional collateral

At December 31, 2019, the Company had on deposit an additional $135,000 of cash collateral with BNS in respect of the portion of its issued reclamation letters of credit in excess of the collateral available under its letters of credit facility (see notes 15 and 16).